Transfer of financial assets, assets pledged and received as collateral - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 126,682	€ 145,560
Mandatory reserve deposits
Disclosure of offsetting of financial liabilities [line items]
Financial assets pledged	€ 11,108	€ 10,625